Business Combination (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025
Shenzhen Letsvan [Member]
Business Combination [Line Items]
Equity interests		61.05%
Total cash consideration	¥ 200.0
Goodwill of expected value	¥ 187.6
Shenzhen Letsvan [Member] | Shares Purchase Agreement [Member]
Business Combination [Line Items]
Equity interests		46.32%
Debt-to-Equity Conversion Agreement [Member]
Business Combination [Line Items]
Transaction cost		14.73%	61.05%